Joint Ventures and Acquisitions (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating revenue
Expenses:
Operating loss	(42,375)	(308,897)	(51,291)	(1,356,340)
Legal and professional fees		12,000	7,000	59,282
General and administrative expenses	1,075	6,412	748	114,058
Marketing expenses				54,438
Depreciation		603		1,673
Total operating expenses	$ 42,375	308,897	$ 51,291	1,356,340
Joint Ventures And Acquisitions [Member]
Operating revenue
Expenses:
Operating loss		(6,532)		(432,791)
Management fees				228,500
Legal and professional fees		130		24,781
Consulting fees				45,000
Meals, entertainment and travel expenses		3,604		71,410
General and administrative expenses		2,196		24,126
Marketing expenses				23,888
Depreciation		$ 602		1,673
Project management expenses				13,413
Total operating expenses				$ 432,791